Related Parties - Credit Facilities and Funding Arrangements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total net investment income	$ 2,695.0	$ 2,581.0	$ 9,576.0	$ 11,672.0	$ 10,516.0
Net investment income - excluding Fortitude Re funds withheld assets
Related Party Transaction [Line Items]
Total net investment income	2,301.0	2,303.0	8,685.0	9,897.0	9,089.0
Related Parties | Net investment income - excluding Fortitude Re funds withheld assets
Related Party Transaction [Line Items]
Total net investment income	5.0	(4.0)	(1.0)	(14.0)	(12.0)
Related Parties | Credit Facilities And Funding Arrangements
Related Party Transaction [Line Items]
Due from related parties	400.0		400.0	1,000.0
Related Parties | Credit Facilities And Funding Arrangements | Net investment income - excluding Fortitude Re funds withheld assets
Related Party Transaction [Line Items]
Total net investment income	$ 5.0	$ 0.7	$ 14.0	$ 3.0	$ 7.0